LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–96.95%
INVESTMENT COMPANY–96.95%
Global Multi-Asset Fund–96.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Allocation Fund	43,018,333	$567,540,870
Total Affiliated Investment (Cost $429,950,219)		567,540,870

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.76%
INVESTMENT COMPANY–2.76%
Money Market Fund–2.76%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	16,177,252	$16,177,252
Total Unaffiliated Investment (Cost $16,177,252)		16,177,252

TOTAL INVESTMENTS–99.71% (Cost $446,127,471)	583,718,122
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,671,710
NET ASSETS APPLICABLE TO 47,401,590 SHARES OUTSTANDING–100.00%	$585,389,832

✧✧Standard Class shares.

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	CME Australian Dollar Currency Futures	$412,950	$423,035	6/15/26	$—	$(10,085)
11	CME British Pound Currency Futures	909,287	921,946	6/15/26	—	(12,659)
16	CME Euro Foreign Exchange Currency Futures	2,317,100	2,333,313	6/15/26	—	(16,213)
15	CME Japanese Yen Currency Futures	1,187,625	1,197,800	6/15/26	—	(10,175)
					—	(49,132)
Equity Contracts:
38	CME E-mini S&P 500 Index Futures	12,484,425	12,704,423	6/18/26	—	(219,998)
3	CME E-mini S&P MidCap 400 Index Futures	1,018,950	1,009,132	6/18/26	9,818	—
36	Eurex EURO STOXX 50 Futures	2,286,503	2,382,648	6/19/26	—	(96,145)
8	FTSE 100 Index Futures	1,079,952	1,103,676	6/19/26	—	(23,724)
6	OML Stockholm OMXS30 Index Futures	185,071	190,637	4/17/26	—	(5,566)
3	SFE S&P ASX Share Price Index 200 Futures	440,516	446,986	6/18/26	—	(6,470)
6	TSE TOPIX Futures	1,324,722	1,371,418	6/11/26	—	(46,696)
					9,818	(398,599)
Total Futures Contracts					$9,818	$(447,731)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes.
LVIP BlackRock Global Allocation Managed Risk Fund–1

LVIP BlackRock Global Allocation Managed Risk Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-96.95%@
Global Multi-Asset Fund-96.95%@
✧✧LVIP BlackRock Global Allocation Fund	$606,857,859	$985,690	$24,770,184	$3,361,332	$(18,893,827)	$567,540,870	43,018,333	$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP BlackRock Global Allocation Managed Risk Fund–2